INCOME TAXES (Details 5) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Beginning Balance		$ 1,283	$ 1,017
Decrease due to deconsolidation		(1,365)
Increase due to consolidation in a subsidiary	[1]	154
Increase related to current year tax positions		570	115
Decrease related to prior years' tax positions		(181)	(82)
Ending Balance		$ 461	1,283
Magic [Member]
Increase due to deconsolidation			(472)
Sapiens [Member]
Increase due to consolidation			$ 705

[1]	The amount initially consolidated as part of the acquisition of subsidiary in 2015 is net of Tax Deducted at Source assets in an amount of $ 635